Consolidated Statements of Operations and Comprehensive Income (Loss) (FY) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Collaboration and license revenue	$ 5,840	$ 5,938	$ 26,004	$ 110,777	$ 85,077
Operating expenses:
Research and development	9,738	18,624	71,839	72,377	68,736
General and administrative	9,450	5,695	40,581	23,862	20,938
Total operating expenses	19,188	24,319	112,420	96,239	89,674
Operating (loss) income	(13,348)	(18,381)	(86,416)	14,538	(4,597)
Investment income	1,164	1,331	4,964	2,073	44
Foreign currency transaction gain (loss), net	0	19	38	(22)	0
Interest expense	0	(808)	(2,833)	(3,031)	(2,844)
Change in fair value of warrant liabilities	1,042	(4,079)	12,746	20,882	(2,339)
Change in fair value of contingent value right liability	(39,300)	0	(18,300)	0	0
Change in fair value of forward contract liabilities	(6,890)	0	(149,600)	0	0
Other income, net	508	255	691	330	15
(Loss) income before income taxes			(238,710)	34,770	(9,721)
Income tax benefit (expense)			19,000	609	(15,966)
Net (loss) income	(56,824)	(21,663)	(219,710)	35,379	(25,687)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(5)	(22)	(53)	18	(2)
Unrealized gain (loss) on marketable securities	0	11	11	(10)	(1)
Total comprehensive (loss) income	$ (56,829)	$ (21,674)	$ (219,752)	$ 35,387	$ (25,690)
Net (loss) income per share:
Basic (in dollars per share)	$ (10.5)	$ (4.24)	$ (1.66)	$ 0.24	$ (0.22)
Diluted (in dollars per share)	$ (10.5)	$ (4.24)	$ (1.66)	$ 0.1	$ (0.22)
Weighted-average common shares outstanding:
Basic (in shares)	5,414,020	5,111,518	155,109,561	144,758,555	114,328,798
Diluted (in shares)	5,414,020	5,111,518	155,109,561	145,874,889	114,328,798